Goodwill (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill, Impairment Loss	$ 7,005
Green Energy Products and Services [Member]
Goodwill, Impairment Loss	5,620
Virtual Reality Technologies [Member]
Goodwill, Impairment Loss	$ 1,390